Other commitments and contingencies	3 Months Ended
Mar. 31, 2011
Other commitments and contingencies
Other commitments and contingencies
Note 11:  Other commitments and contingencies

Information regarding indemnifications, environmental matters and self-insurance can be found under the caption “Note 14: Other commitments and contingencies” in the Notes to Consolidated Financial Statements appearing in the 2010 Form 10-K.  No significant changes in these items occurred during the quarter ended March 31, 2011.